Leases	12 Months Ended
Dec. 25, 2021
Leases [Abstract]
Leases

10.  Leases

Lessee

The Company determines if a contract is or contains a lease at inception or modification of a contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. Control over the use of the identified asset means the lessee has both 1) the right to obtain substantially all of the economic benefits from the use of the asset and 2) the right to direct the use of the asset. The Company leases certain distribution center locations, vehicles, forklifts, computer equipment, and its corporate headquarters with expiration dates through 2032. Certain lease arrangements include escalating rent payments and options to extend the lease term. Expected lease terms include these options to extend or terminate the lease when it is reasonably certain the Company will exercise the option. The Company's leasing arrangements do not contain material residual value guarantees nor material restrictive covenants.

The components of operating and finance lease cost for the year ended December 25, 2021 and December 26, 2020 were as follows:

	Year Ended	Year Ended
	December 25, 2021	December 26, 2020
Operating lease cost	$20,860	$19,189
Short term lease costs	4,827	2,404
Variable lease costs	1,496	898
Finance lease cost:
Amortization of right of use assets	914	813
Interest on lease liabilities	123	143

Rent expense is recognized on a straight-line basis over the expected lease term. Rent expense totaled $27,183, $22,491 and $24,774 in the year ended December 25, 2021, December 26, 2020 and December 28, 2019, respectively. Rent expense includes operating lease cost as well as expense for non-lease components such as common area maintenance, real estate taxes, real estate insurance, variable costs related to our leased vehicles and also short-term rental expenses.

The implicit rate is not determinable in most of the Company’s leases, as such management uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 25, 2021 and December 26, 2020:

	December 25, 2021		December 26, 2020
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
Weighted average remaining lease term	6.60	2.60	7.19	2.61
Weighted average discount rate	7.88%	5.59%	8.28%	7.14%

Supplemental balance sheet information related to the Company’s finance leases as of December 25, 2021 and December 26, 2020:

	December 25,	December 26,
	2021	2020
Finance lease assets, net, included in property plant and equipment	$1,768	$1,919

Current portion of long-term debt	767	872
Long-term debt, less current portion	1,015	1,172
Total principal payable on finance leases	$1,782	$2,044

Supplemental cash flow information related to our operating leases was as follows for the year ended December 25, 2021 and December 26, 2020:

	Year Ended	Year Ended
	December 25,	December 26,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$19,767	$18,641
Operating cash outflow from finance leases	127	143
Financing cash outflow from finance leases	938	836

As of December 25, 2021, our future minimum rental commitments are immaterial for lease agreements beginning after the current reporting period. Maturities of our lease liabilities for all operating and finance leases are as follows as of December 25, 2021:

	Operating Leases	Finance Leases
Less than one year	$19,192	$922
1 to 2 years	17,224	632
2 to 3 years	16,058	315
3 to 4 years	15,349	92
4 to 5 years	14,582	41
After 5 years	29,649	—
Total future minimum rental commitments	112,054	2,002
Less – amounts representing interest	(24,490)	(220)
Present value of lease liabilities	$87,564	$1,782

Beginning in 2022, the Company will have an additional operating lease for a new property located in Shannon, Georgia for the purposes of office, warehouse, and distribution that had not yet commenced with estimated future minimum rental commitments of approximately $26,721.

Lessor

The Company has certain arrangements for key duplication equipment under which we are the lessor. These leases meet the criteria for operating lease classification. Lease income associated with these leases is not material.